Document and Entity Information - $ / shares		3 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Apr. 30, 2022
Registrant CIK		0000038723
Fiscal Year End		--12-31
Document Type		10-Q
Document Quarterly Report		true
Document Period End Date		Mar. 31, 2022
Document Transition Report		false
Securities Act File Number		2-27985
Entity Registrant Name		1st FRANKLIN FINANCIAL CORP
Entity Incorporation, State or Country Code		GA
Entity Tax Identification Number		58-0521233
Entity Address, Address Line One		135 East Tugalo Street
Entity Address, Address Line Two		Post Office Box 880
Entity Address, City or Town		Toccoa
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30577
City Area Code		706
Local Phone Number		886-7571
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Filer Category		Non-accelerated Filer
Entity Small Business		false
Entity Emerging Growth Company		false
Entity Shell Company		false
Amendment Flag		false
Document Fiscal Year Focus		2022
Document Fiscal Period Focus		Q1
Voting Common Stock
Entity Listing, Par Value Per Share	$ 100
Entity Common Stock, Shares Outstanding			1,700
Nonvoting Common Stock
Entity Common Stock, Shares Outstanding			168,300